cik 1143578

06047620

RECD S.E.C.
SEP 2 2 2006
1086

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1-33019

September 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
SEP 2 6 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CRH America, Inc., 6.00% Guaranteed Notes due 2016 and 5.625% Guaranteed Notes due 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 22, 2006. Tentative listing date – September 25, 2006.

Sincerely,

Paras Madho